Average Annual Total Returns (Vanguard S&P Mid-Cap 400 Value Index Fund Institutional)	Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	S&P MidCap 400 Value Index Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.12%	33.79%	19.50%	34.25%
Since Inception	17.67%	17.33%	13.96%	17.76%